Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,911,000
Previously Paid Amount	0.00
Total Fee Amount	445.67
Total Offset Amount	0.00
Net Fee	445.67
Narrative - Max Aggregate Offering Price	$ 2,911,000
Final Prospectus	true